IMPAIRMENT CHARGES (Schedule of Statement of Operation) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of impairment charges and inventory provisioning [Abstract]
Impairment of PP&E (Note 13)	$ 1,795	$ 6,349	$ 6,112
Impairment of goodwill and other intangible assets (Note 14)	15,422	16,570	19,212
Impairment of prepayments (Note 18)	562	1,376	1,608
Total impairment loss	17,779	24,295	26,932
Income tax impact of impairment loss	0	148	(1,752)
Total impairment loss after tax	$ 17,779	$ 24,443	$ 25,180